Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Assets
Marketable securities held in Trust Account		$ 31,338,322
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Marketable securities held in Trust Account	$ 31,338,322
Significant Other Observable Inputs (Level 2) [Member]
Assets
Marketable securities held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Marketable securities held in Trust Account